Pensions and Other Post-Employment Benefits	12 Months Ended
Dec. 31, 2025
Pensions And Other Post Employment Benefits [Abstract]
Pensions and Other Post-Employment Benefits

25. PENSIONS AND OTHER POST-EMPLOYMENT BENEFITS
The Company provides the majority of employees with a defined contribution pension plan (“DC Pension Plan”). The Company also provides other post-employment benefit (“OPEB”) plans to retirees and sponsors defined benefit pension plans in Canada and the U.S. (together, the “DB Pension Plan”).
The DB Pension Plan provides pension benefits at retirement based on years of service and final average earnings. In Canada, future enrollment is limited to a small group of eligible employees who may elect to move from the defined contribution component to the defined benefit component for their future service. In the U.S., the defined benefit pension is closed to new members. The Company’s OPEB plans provides certain retired employees with health care and dental benefits.
The Company is required to file actuarial valuations of its registered defined benefit pension plans with regulators on a periodic basis. The most recently filed valuation for the Canadian defined benefit pension plan was dated December 31, 2023, and the next required actuarial valuation will be as at December 31, 2026. The most recently filed valuation for the U.S. defined benefit pension plan was dated January 1, 2025, and the next required actuarial valuation was dated January 1, 2026.
A) Plan Obligations, Assets and Funded Status

	DB Pension Plan		OPEB Plans
	2025	2024	2025	2024
Defined Benefit Obligation
Defined Benefit Obligation, Beginning of Year	214	202	252	249
Current Service Costs	16	14	7	2
Interest Costs (1)	10	9	12	12
Benefits Paid	(13)	(12)	(8)	(9)
Plan Participant Contributions	3	3	—	—
Re-measurements:
(Gains) Losses From Experience Adjustments	(1)	—	(3)	1
(Gains) Losses From Changes in Financial Assumptions	(5)	(3)	(2)	(6)
Exchange Rate Movements and Other	(1)	1	(2)	3
Defined Benefit Obligation, End of Year	223	214	256	252

Plan Assets
Fair Value of Plan Assets, Beginning of Year	201	178	—	—
Employer Contributions	12	11	8	9
Plan Participant Contributions	3	3	—	—
Benefits Paid	(13)	(12)	(8)	(9)
Interest Income (1)	10	8	—	—
Re-measurements:
Return on Plan Assets Excluding Interest Income	11	11	—	—
Exchange Rate Movements and Other	(1)	2	—	—
Fair Value of Plan Assets, End of Year	223	201	—	—

Defined Benefit Pension and OPEB Asset (Liability) (2)	—	(13)	(256)	(252)
(1)Based on the discount rate of the defined benefit obligation at the beginning of the year.
(2)Liabilities for the DB Pension Plan and OPEB plans are included in other liabilities.
The weighted average duration of the obligations for the DB Pension Plan and OPEB plans are 15 years and 13 years, respectively.
B) Costs

	DB Pension Plan and DC Pension Plan		OPEB Plans
For the years ended December 31,	2025	2024	2025	2024
Defined Benefit Plan Cost
Current Service Costs	16	14	7	2
Net Interest Costs	—	1	12	12
Re-measurements:
Return on Plan Assets Excluding Interest Income	(11)	(11)	—	—
(Gains) Losses From Experience Adjustments	(1)	—	(3)	1
(Gains) Losses From Changes in Financial Assumptions	(5)	(3)	(2)	(6)
Defined Benefit Plan Cost (Recovery)	(1)	1	14	9
Defined Contribution Plan Cost (1)	113	107	—	—
Total Plan Cost	112	108	14	9
(1)Includes defined contribution and U.S. 401(k) plans.
C) Investment Objectives and Fair Value of Plan Assets
The objective of the asset allocation is to manage the funded status of the DB Pension Plan at an appropriate level of risk, giving consideration to the security of the assets and the potential volatility of market returns, and the resulting effect on both contribution requirements and pension expense. The long-term return is expected to achieve or exceed the return from a composite benchmark composed of passive investments in appropriate market indices. The asset allocation structure is subject to diversification requirements and constraints that reduce risk by limiting exposure to individual equity investment and credit rating categories.
The allocation of assets between the various types of investment funds is monitored regularly and is re-balanced as necessary. The Canadian defined benefit pension plan and U.S. defined benefit pension plan are managed independently of each other and, accordingly, the target asset allocation is reflective of their different liability profiles. The Company does not use derivative instruments to manage the risks of its plan assets. There has been no change in the process used by the Company to manage these risks from prior periods.
The fair value of the DB Pension Plan assets, as represented by fair value hierarchy levels, are as follows:

As at December 31,	2025	2024
Level 1 – Cash and Cash Equivalents	4	3
Level 2 – Equity and Fixed Income Funds	206	185
Level 3 – Real Estate Funds and Other	13	13
	223	201
The DB Pension Plan does not hold any direct investment in Cenovus common shares or preferred shares.
D) Funding
The DB Pension Plan is funded in accordance with applicable pension legislation. Contributions are made to trust funds administered by independent trustees. The Company’s contributions to the DB Pension Plan are based on the most recent actuarial valuations and the direction of the Management Pension Committees and Human Resources and Compensation Committee of the Board of Directors.
Employees participating in the Canadian defined benefit pension are required to contribute four percent of their pensionable earnings, up to an annual maximum, and the Company provides the balance of the funding necessary to ensure benefits will be fully provided for at retirement. In the year ended December 31, 2026, the Company expects to contribute $12 million to the DB Pension Plan.
The OPEB plans are funded on an as required basis. For the year ended December 31, 2026, the Company expects to contribute $12 million to the OPEB plans.
E) Actuarial Assumptions and Sensitivities
Actuarial Assumptions
The principal weighted average actuarial assumptions used to determine benefit obligations are as follows:

	Defined Benefit Plan		OPEB Plans
For the years ended December 31,	2025	2024	2025	2024
Discount Rate (percent)	4.93	4.65	5.02	4.85
Future Salary Growth Rate (percent)	3.94	3.95	N/A	N/A
Average Longevity (years)	88.5	88.4	88.5	88.4
Health Care Cost Trend Rate (percent)	N/A	N/A	5.45	5.24
Discount rates are based on market yields for high quality corporate debt instruments with maturity terms equivalent to the benefit obligations.
Sensitivities
The sensitivity of the DB Pension Plan and OPEB plan obligations to a one percent change in future salary growth rate, health care cost trend rate, or a one year change in assumed life expectancy is nominal. The sensitivity analysis below shows the impact that a one percent change in the discount rate, while holding all other assumptions constant, would have on the DP Pension Plan and OPEB plan obligations:

	2025		2024
As at December 31,	Increase	Decrease	Increase	Decrease
Discount Rate	(57)	69	(56)	69
Actual experience may result in a number of assumptions changing simultaneously, and the changes in some assumptions may be correlated. When calculating the sensitivity of the DB Pension Plan and the OPEB plan obligations to significant actuarial assumptions, the same methodologies have been applied as when valuing the obligations to be recognized on the Consolidated Balance Sheets.